Federated Institutional Prime Obligations Fund
A Portfolio of Money Market Obligations Trust
AUTOMATED SHARES (TICKER PBAXX)
INSTITUTIONAL SHARES (TICKER POIXX)
SERVICE SHARES (TICKER PRSXX)
CAPITAL SHARES (TICKER POPXX)
TRUST SHARES (TICKER POLXX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2016
Effective July 31, 2017, the section entitled “Additional Investment Strategies” that appears immediately before “Investment Risks” is hereby deleted. Additionally, the sub-section entitled “Qualified Interest Income” under the “Tax Information” section is also hereby deleted.
July 31, 2017

Federated Institutional Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453930 (8/17)
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